FAIR VALUE (Details) (USD $) In Millions, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Fair values of financial instruments
Non-qualified employee benefit plan investments		$ 21	$ 14
Carrying Amount
Fair values of financial instruments
Non-qualified employee benefit plan investments	21	21	14
Long-term debt (including current portion)	(3,891)	(3,910)	(3,702)
Carrying Amount | Cross Currency Interest Rate Contracts
Fair values of financial instruments
Derivative contracts - assets	1	2	18
Carrying Amount | Interest rate contracts
Fair values of financial instruments
Derivative contracts - liabilities	(9)	(10)	(18)
Estimated Fair Value
Fair values of financial instruments
Non-qualified employee benefit plan investments	21	21	14
Long-term debt (including current portion)	(4,006)	(4,010)	(3,869)
Estimated Fair Value | Cross Currency Interest Rate Contracts
Fair values of financial instruments
Derivative contracts - assets	1	2	18
Estimated Fair Value | Interest rate contracts
Fair values of financial instruments
Derivative contracts - liabilities	$ (9)	$ (10)	$ (18)